Exhibit 99.1

Exhibit 1 to Attachment A
Page 1 of 2

Sample Characteristics

Sample Characteristic	Base Data File Field Name	Source Document	Note
Unit number	UNIT_NBR	System Screen Shots	i.
Client number	CLIENT_NUMBER	System Screen Shots	ii.
Legal name of the lessee	CLIENT_NAME	System Screen Shots	iii.
Vehicle make	VEHICLE_MAKE	System Screen Shots	
Vehicle model	VEHICLE_MODEL	System Screen Shots	
Vehicle type	VEH_TYPE_NAME	System Screen Shots	
Contract type	LEASE_TYPE	System Screen Shots	iv.
Lease term	TERM	System Screen Shots	
Interest percentage	INT_PCT	System Screen Shots	
Interest adjustment percentage	INT_ADJ_PCT	System Screen Shots	v.
Vehicle residual value	RESIDUAL_VALUE_AMOUNT	System Screen Shots and recalculation	vi.
Vehicle capitalized cost	CAP_COST_AMOUNT	System Screen Shots	
Client industry	BUSN_TYPE_DESC	System Screen Shots	vii.

Notes:

i. For identification purposes only.

ii. The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the "Affiliate Sample Leases"), the lessee is identified on the System Screen Shots as a sub-customer of a master customer (the "Master Customer"). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown on the System Screen Shots.

iii. For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the legal name of the Master Customer, as shown on the System Screen Shots.

Exhibit 1 to Attachment A
Page 2 of 2

Notes: (continued)

iv. For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that:

a. A contract type of "type N" on the System Screen Shots corresponds to a closed term lease (the "Closed Term Sample Leases"), as shown on the Base Data File, and

b. A contract type of "type E" on the System Screen Shots corresponds to an open term lease (the "Open Term Sample Leases"), as shown on the Base Data File.

v. The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

We performed no procedures corresponding to the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

vi. For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:

a. Product of:

i. The monthly depreciation value and

ii. The difference between the lease term and the months in service from

b. Sum of the vehicle capitalized cost and accumulated depreciation,

all as shown on the System Screen Shots.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $0.01.

For the avoidance of any doubt with respect to the recalculation described above, the accumulated depreciation, as shown on the System Screen Shots, is a negative value, and the recalculation described in vi.b. above reduces the vehicle capitalized cost by such accumulated depreciation amount.

vii. For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date

Sample Lease Number	Completed Date
1	6/16/2015
6	10/20/2015
10	10/15/2015
35	10/1/2015
89	11/3/2015
90	5/19/2015
101	3/19/2015
132	11/3/2015

Note:

The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to):

a. Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred,
b. The level of risk inherent with the client's fleet,
c. How long they have been a client,
d. Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and
e. Whether the client has been placed on credit hold or order hold.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, that is described above.

 Exhibit 3 to Attachment A Page 1 of 4  Owner Name or Security Interest Holder/Lessor Name  Sample  Lease Number Owner Name or Security Interest Holder/Lessor Name  1  Enterprise FM Trust LSR  LSE  2  Enterprise FM Trust Lessor  . Lessee  3  Enterprise FM Trust  4  Enterprise FM Trust  5  Enterprise FM Trust  6  Enterprise FM Trust  7  Enterprise FM Trust  8  Enterprise FM Trust  9  Enterprise FM Trust  10  Enterprise FM Trust  11  Enterprise FM Trust LSR  LSE  12  Enterprise FM Trust LSR  LSE  13  Enterprise FM Trust  14  Enterprise FM Trust  15  Enterprise FM Trust  16  Enterprise FM Trust  17  Enterprise FM Trust  18  Enterprise FM Trust  19  Enterprise FM Trust  20  Enterprise FM Trust  21  Enterprise FM Trust  22  Enterprise FM Trst LSR  LSE  23  Enterprise FM Trust  24  Enterprise FM Trust  LSE  25  Enterprise FM Trust  LSE  26  Enterprise FM Trust  27  Enterprise FM Trust  LSE  28  Enterprise FM Trust  29  Enterprise FM Trust LSR  LSE  30  Enterprise FM Trust  31  Enterprise FM Trust  32  Enterprise FM Trust  33  Enterprise FM Trust LSR  LSE  34  Enterprise FM Trust  35  Enterprise FM Trust  36  Enterprise FM Trust  37  Enterprise FM Trust

 Exhibit 3 to Attachment A Page 2 of 4  Sample  Lease Number  Owner Name or Security Interest Holder/Lessor Name  38  Enterprise FM Trust  39  Enterprise FM Trust  40  Enterprise FM Trust LSR  LSE  41  Enterprise FM Trust  42  Enterprise FM Trust LSR  LSE  43  Enterprise FM Trust  44  Enterprise FM Trust  45  Enterprise FM Trust  46  Enterprise FM Trust  47  Enterprise FM Trust  48  Enterprise FM Trust  49  Enterprise FM Trust  50  Enterprise FM Trust  51  Enterprise FM Trust LSR  52  Enterprise FM Trust  53  Enterprise FM Trust  54  Enterprise FM Trust  55  Enterprise FM Trust  56  Enterprise FM Trust  57  Enterprise FM Trust  58  Enterprise FM Trust LSR  LSE  59  Enterprise FM Trust  60  Enterprise FM Trust  61  Enterprise FM Trust  62  Enterprise FM Trust  63  Enterprise FM Trust  64  Enterprise FM Trust  65  Enterprise FM Trust  66  Enterprise FM Trust LSR  LSE  67  Enterprise FM Trust  68  Enterprise FM Trust  69  Enterprise FM Trust  70  Enterprise FM Trust LSR  LSE  71  Enterprise FM Trust LSR  LSE  72  Enterprise FM Trust  73  Enterprise FM Trust  74  Enterprise FM Trust  75  Enterprise FM Trust  76  Enterprise FM Trust

 Exhibit 3 to Attachment A Page 3 of 4  Sample  Lease Number  Owner Name or Security Interest Holder/Lessor Name  77  Enterprise FM Trust  78  Enterprise FM Trust  79  Enterprise FM Trust Lessor  Lessee  80  Enterprise FM Trust  81  Enterprise FM Trust  82  Enterprise FM Trust  83  Enterprise FM Trst LSR  LSE  84  Enterprise FM Trust  85  Enterprise FM Trust  86  Enterprise FM Trust  87  Enterprise FM Trust  88  Enterprise FM Trust  89  Enterprise FM Trust  90  Enterprise FM Trust  91  Enterprise FM Trust  92  Enterprise FM Trust LSR  LSE  93  Enterprise FM Trust  94  Enterprise FM Trust  95  Enterprise FM Trust  96  Enterprise FM Trust  97  Enterprise FM Trust LSR  LSE  98  Enterprise FM Trust  99  Enterprise FM Trust  100  Enterprise FM Trust LSR  LSE  101  Enterprise FM Trust  102  Enterprise FM Trust  103  Enterprise FM Trust  104  Enterprise FM Trust  105  Enterprise FM Trust LSR  LSE  106  Enterprise FM Trust  107  Enterprise FM Trust  108  Enterprise FM Trust  109  Enterprise FM Trust  110  Enterprise FM Trust  111  Enterprise FM Trust  112  Enterprise FM Trust  113  Enterprise FM Trust LSR  LSE  114  Enterprise FM Trust  115  Enterprise FM Trust Lessor  Lessee

 Exhibit 3 to Attachment A Page 4 of 4  Sample  Lease Number  Owner Name or Security Interest Holder/Lessor Name  116  Enterprise FM Trust  117  Enterprise FM Trust  118  Enterprise FM Trust  119  Enterprise FM Trust  120  Enterprise FM Trust  121  Enterprise FM Trust  122  Enterprise FM Trust  123  Enterprise FM Trust  124  Enterprise FM Trust  125  Enterprise FM Trust Lessor  Lessee  126  Enterprise FM Trust  127  Enterprise FM Trust  128  Enterprise FM Trust  129  Enterprise FM Trust  130  Enterprise FM Trust  131  Enterprise FM Trust  132  Enterprise FM Trust  133  Enterprise FM Trust  134  Enterprise FM Trust  135  Enterprise FM Trust  136  Enterprise FM Trust  137  Enterprise FM Trust  138  Enterprise FM Trust  139  Enterprise FM Trust  140  Enterprise FM Trust LSR  LSE  141  Enterprise FM Trust  142  Enterprise FM Trust  143  Enterprise FM Trust  144  Enterprise FM Trust LSR  LSE  145  Enterprise FM Trust  146  Enterprise FM Trust  147  Enterprise FM Trust  148  Enterprise FM Trust  149  Enterprise FM Trust  150  Enterprise FM Trust LSR  LSE

 Exhibit 4 to Attachment A Page 1 of 5  Loss Payee Name and Additional Insured Name  Sample  Lease Number  Loss Payee Name and Additional Insured Name  1  Enterprise FM Trust  2  Enterprise FM Trust  3  Enterprise FM Trust  4  Enterprise FM Trust  5  Enterprise FM Trust  6  Enterprise FM Trust  7  Self-Insured (physical damage) and Enterprise FM Trust (liability)  8  EHI Physical Damage Plan and Liability Plan  9  Enterprise FM Trust  10  Self-Insured (physical damage) and Enterprise FM Trust (liability)  11  EHI Physical Damage Plan and Liability Plan  12  Enterprise FM Trust  13  Enterprise FM Trust  14  Enterprise FM Trust  15  Enterprise FM Trust  16  EHI Physical Damage Plan and Enterprise FM Trust (liability)  17  Enterprise FM Trust  18  Enterprise FM Trust  19  Enterprise FM Trust  20  Enterprise FM Trust  21  Enterprise FM Trust  22  Enterprise FM Trust  23  Enterprise FM Trust  24  Enterprise FM Trust  25  Enterprise FM Trust  26  Enterprise FM Trust  27  Enterprise FM Trust  28  Enterprise FM Trust  29  Enterprise FM Trust  30  Enterprise FM Trust  31  Enterprise FM Trust  32  Enterprise FM Trust  33  Self-Insured (physical damage and liability)  34  Enterprise FM Trust  35  EHI Physical Damage Plan and Liability Plan  36  Self-Insured (physical damage) and Enterprise FM Trust (liability)

 Exhibit 4 to Attachment A Page 2 of 5  Sample  Lease Number  Loss Payee Name and Additional Insured Name  37  EHI Physical Damage Plan and Liability Plan  38  Enterprise FM Trust  39  Enterprise FM Trust  40  Enterprise FM Trust  41  Enterprise FM Trust  42  Enterprise FM Trust  43  Enterprise FM Trust  44  Enterprise FM Trust  45  Enterprise FM Trust  46  EHI Physical Damage Plan and Liability Plan  47  Enterprise FM Trust  48  Enterprise FM Trust  49  Enterprise FM Trust  50  Self-Insured (physical damage and liability)  51  Enterprise FM Trust  52  Self-Insured (physical damage) and Enterprise FM Trust (liability)  53  Self-Insured (physical damage and liability)  54  Enterprise FM Trust  55  Self-Insured (physical damage) and Enterprise FM Trust (liability)  56  Enterprise FM Trust  57  Enterprise FM Trust  58  Enterprise FM Trust  59  Enterprise FM Trust  60  Enterprise FM Trust  61  EHI Physical Damage Plan and Liability Plan  62  Enterprise FM Trust  63  Enterprise FM Trust  64  EHI Physical Damage Plan and Enterprise FM Trust (liability)  65  Enterprise FM Trust  66  Enterprise FM Trust  67  Enterprise FM Trust  68  Enterprise FM Trust  69  Enterprise FM Trust  70  Enterprise FM Trust  71  Enterprise FM Trust  72  EHI Physical Damage Plan and Liability Plan  73  Enterprise FM Trust

 Exhibit 4 to Attachment A Page 3 of 5  Sample  Lease Number  Loss Payee Name and Additional Insured Name  74  Self-Insured (physical damage) and Enterprise FM Trust (liability)  75  Enterprise FM Trust  76  Enterprise FM Trust  77  EHI Physical Damage Plan and Liability Plan  78  Enterprise FM Trust  79  Enterprise FM Trust  80  Enterprise FM Trust  81  Enterprise FM Trust  82  Self-Insured (physical damage) and Enterprise FM Trust (liability)  83  Self-Insured (physical damage) and Enterprise FM Trust (liability)  84  EHI Physical Damage Plan and Enterprise FM Trust (liability)  85  Enterprise FM Trust  86  EHI Physical Damage Plan and Liability Plan  87  EHI Physical Damage Plan and Liability Plan  88  EHI Physical Damage Plan and Self-Insured (liability)  89  EHI Physical Damage Plan and Enterprise FM Trust (liability)  90  EHI Physical Damage Plan and Liability Plan  91  Enterprise FM Trust  92  Enterprise FM Trust  93  Enterprise FM Trust  94  Enterprise FM Trust  95  Enterprise FM Trust  96  Enterprise FM Trust  97  Self-Insured (physical damage) and Enterprise FM Trust (liability)  98  Enterprise FM Trust  99  Enterprise FM Trust  100  Self-Insured (physical damage and liability)  101  Enterprise FM Trust  102  Self-Insured (physical damage) and Enterprise FM Trust (liability)  103  Enterprise FM Trust  104  Enterprise FM Trust  105  Enterprise FM Trust  106  Enterprise FM Trust  107  Enterprise FM Trust  108  Enterprise FM Trust  109  Enterprise FM Trust  110  Enterprise FM Trust

 Exhibit 4 to Attachment A Page 4 of 5  Sample  Lease Number  Loss Payee Name and Additional Insured Name  111  Enterprise FM Trust  112  Enterprise FM Trust  113  Enterprise FM Trust  114  Self-Insured (physical damage and liability)  115  Enterprise FM Trust  116  Enterprise FM Trust  117  Enterprise FM Trust  118  Enterprise FM Trust  119  Self-Insured (physical damage) and Enterprise FM Trust (liability)  120  Enterprise FM Trust  121  Enterprise FM Trust  122  Enterprise FM Trust  123  Enterprise FM Trust  124  Enterprise FM Trust  125  Enterprise FM Trust  126  EHI Physical Damage Plan and Liability Plan  127  Enterprise FM Trust  128  EHI Physical Damage Plan and Liability Plan  129  Enterprise FM Trust  130  EHI Physical Damage Plan and Liability Plan  131  Enterprise FM Trust  132  Enterprise FM Trust  133  Self-Insured (physical damage) and Enterprise FM Trust (liability)  134  EHI Physical Damage Plan and Enterprise FM Trust (liability)  135  Self-Insured (physical damage) and Enterprise FM Trust (liability)  136  Enterprise FM Trust  137  Enterprise FM Trust  138  Enterprise FM Trust  139  Enterprise FM Trust  140  Enterprise FM Trust  141  Enterprise FM Trust  142  Enterprise FM Trust  143  Enterprise FM Trust  144  Enterprise FM Trust  145  Enterprise FM Trust  146  Enterprise FM Trust  147  Enterprise FM Trust

Exhibit 4 to Attachment A
Page 5 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name
148	Enterprise FM Trust
149	Self-Insured (physical damage) and Enterprise FM Trust (liability)
150	EHI Physical Damage Plan and Liability Plan

Notes:

i. For the purpose of the procedure described in Item 2.f. of Attachment A, for Sample Leases that have System Screen Shots which show "Enterprise Enrollment Coverage" as the insurance carrier for physical damage insurance and liability insurance, the Sponsor, on behalf of the Issuer, instructed us to use "EHI Physical Damage Plan and Liability Plan" for the loss payee name and additional insured name.

ii. For the purpose of the procedure described in Item 2.f. of Attachment A, for Sample Leases that have System Screen Shots which show "Enterprise Enrollment Coverage" as the insurance carrier for physical damage insurance only, the Sponsor, on behalf of the Issuer, instructed us to use "EHI Physical Damage Plan" for the loss payee name.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.